Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$38	0.75%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 19,272,815
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,272,815
Number of Holdings	50
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Eli Lilly & Co.	9.7%
Golar LNG Ltd.	9.1%
Citigroup, Inc.	8.5%
Microsoft Corp.	5.5%
FedEx Corp.	5.4%
Shell PLC	4.4%
Oracle Corp.	4.0%
KBR, Inc.	3.5%
First Horizon Corp.	3.3%
Walmart, Inc.	3.1%
Sector Breakdown
[2]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$56	1.10%
[3]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 19,272,815
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,272,815
Number of Holdings	50
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Eli Lilly & Co.	9.7%
Golar LNG Ltd.	9.1%
Citigroup, Inc.	8.5%
Microsoft Corp.	5.5%
FedEx Corp.	5.4%
Shell PLC	4.4%
Oracle Corp.	4.0%
KBR, Inc.	3.5%
First Horizon Corp.	3.3%
Walmart, Inc.	3.1%
Sector Breakdown
[4]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.00%
[5]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Net Assets	$ 12,471,445
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,471,445
Number of Holdings	30
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	12.1%
TETRA Technologies, Inc.	10.9%
Enova International, Inc.	8.0%
FedEx Corp.	7.1%
Citigroup, Inc.	6.5%
First Citizens BancShares, Inc.	5.6%
KBR, Inc.	4.8%
F5 Networks, Inc.	4.7%
First Horizon Corp.	4.3%
Truist Financial Corp.	4.1%
Sector Breakdown
[6]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$68	1.25%
[7]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%
Net Assets	$ 12,471,445
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,471,445
Number of Holdings	30
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	12.1%
TETRA Technologies, Inc.	10.9%
Enova International, Inc.	8.0%
FedEx Corp.	7.1%
Citigroup, Inc.	6.5%
First Citizens BancShares, Inc.	5.6%
KBR, Inc.	4.8%
F5 Networks, Inc.	4.7%
First Horizon Corp.	4.3%
Truist Financial Corp.	4.1%
Sector Breakdown
[8]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Select Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HULEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.93%
[9]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 498,980,903
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$498,980,903
Number of Holdings	41
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	6.6%
Citigroup, Inc.	6.4%
FedEx Corp.	6.3%
Oracle Corp.	5.4%
KBR, Inc.	5.2%
Pfizer, Inc.	5.1%
Bank of America Corp.	4.3%
AT&T, Inc.	4.3%
BP PLC	4.2%
Microsoft Corp.	4.2%
Sector Breakdown
[10]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Select Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HULIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$66	1.28%
[11]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Net Assets	$ 498,980,903
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$498,980,903
Number of Holdings	41
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	6.6%
Citigroup, Inc.	6.4%
FedEx Corp.	6.3%
Oracle Corp.	5.4%
KBR, Inc.	5.2%
Pfizer, Inc.	5.1%
Bank of America Corp.	4.3%
AT&T, Inc.	4.3%
BP PLC	4.2%
Microsoft Corp.	4.2%
Sector Breakdown
[12]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$70	1.28%
[13]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.28%
Net Assets	$ 93,285,988
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,285,988
Number of Holdings	36
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	10.7%
TETRA Technologies, Inc.	7.0%
Upbound Group, Inc.	6.3%
Enova International, Inc.	5.6%
KBR, Inc.	5.3%
Weave Communications, Inc.	5.1%
Herbalife Ltd.	5.1%
O-I Glass, Inc.	4.0%
Carter Bankshares, Inc.	3.7%
Northrim BanCorp, Inc.	3.6%
Sector Breakdown
[14]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$87	1.60%
[15]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.60%
Net Assets	$ 93,285,988
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,285,988
Number of Holdings	36
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	10.7%
TETRA Technologies, Inc.	7.0%
Upbound Group, Inc.	6.3%
Enova International, Inc.	5.6%
KBR, Inc.	5.3%
Weave Communications, Inc.	5.1%
Herbalife Ltd.	5.1%
O-I Glass, Inc.	4.0%
Carter Bankshares, Inc.	3.7%
Northrim BanCorp, Inc.	3.6%
Sector Breakdown
[16]
Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/

[1]
*	Annualized

[2]
*	Expressed as a percentage of net assets.

[3]
*	Annualized

[4]
*	Expressed as a percentage of net assets.

[5]
*	Annualized

[6]
*	Expressed as a percentage of net assets.

[7]
*	Annualized

[8]
*	Expressed as a percentage of net assets.

[9]
*	Annualized

[10]
*	Expressed as a percentage of net assets.

[11]
*	Annualized

[12]
*	Expressed as a percentage of net assets.

[13]
*	Annualized

[14]
*	Expressed as a percentage of net assets.

[15]
*	Annualized

[16]
*	Expressed as a percentage of net assets.